Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Related-party disclosure
	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Received by UBS
Fees	34	35	36
Paid by UBS
Rent	4	4	5
Dividends, capital repayments and interest	11	10	10

Key management personnel | Remuneration
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Remuneration of key management personnel
USD million, except where indicated	31.12.19	31.12.18	31.12.17
Base salaries and other cash payments[1]	32	27	25
Incentive awards – cash[2]	14	15	15
Annual incentive award under DCCP	21	22	22
Employer’s contributions to retirement benefit plans	3	3	3
Benefits in kind, fringe benefits (at market value)	1	2	2
Equity-based compensation[3]	37	40	40
Total	108	109	106
Total (CHF million)[4]	107	107	106
1 May include role-based allowances in line with market practice and regulatory requirements. 2 The cash portion may also include blocked shares in line with regulatory requirements. 3 Expenses for shares granted are calculated at grant date of the respective award and allocated over the vesting period of generally five years. Refer to Note 30 for more information. For GEB members, equity-based compensation for 2019 was entirely comprised of LTIP awards and equity-based compensation for 2018 and 2017 was entirely comprised of EOP awards. For the Chairman of the BoD the equity-based compensation for 2019, 2018 and 2017 was entirely comprised of UBS shares. 4 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the applicable performance award currency exchange rates (2019: USD / CHF 0.99; 2018: USD / CHF 0.98; 2017: USD / CHF 1.00).

Key management personnel | Equity holdings
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Equity holdings of key management personnel
	31.12.19	31.12.18
Number of stock options from equity participation plans held by non-independent members of the BoD and the GEB members[1]	0	0
Number of shares held by members of the BoD, GEB and parties closely linked to them[2]	6,887,826	5,954,967
1 Refer to Note 30 for more information. 2 Excludes shares granted under variable compensation plans with forfeiture provisions.

Key management personnel | Loans, advances and mortgages
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Loans, advances and mortgages to key management personnel[1]
USD million, except where indicated	2019	2018
Balance at the beginning of the year	34	42
Additions	9	15
Reductions	(11)	(22)
Balance at the end of the year[2]	33	34
Balance at the end of the year (CHF million)[2,3]	32	34
1 All loans are secured loans. 2 No unused uncommitted credit facilities as of 31 December 2019. Excludes unused uncommitted credit facilities for one GEB member of USD 3,000,000 (CHF 2,949,690) as of 31 December 2018. 3 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

Associates and joint ventures
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Loans to and outstanding receivables from associates and joint ventures
USD million	2019	2018
Carrying amount at the beginning of the year	829	565
Additions	145	276
Reductions	(5)	(13)
Foreign currency translation	13	0
Carrying amount at the end of the year	982	829
of which: unsecured loans	971	818

Other transactions with associates and joint ventures
	As of or for the year ended
USD million	31.12.19	31.12.18
Payments to associates and joint ventures for goods and services received	124	177
Fees received for services provided to associates and joint ventures	1	4
Liabilities to associates and joint ventures	101
Commitments and contingent liabilities to associates and joint ventures	1,598	4

UBS AG
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Related-party disclosure
	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Received by UBS AG
Fees	19	22	36
Paid by UBS AG
Rent	2	3	5
Dividends, capital repayments and interest	10	10	10

UBS AG | Key management personnel | Remuneration
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Remuneration of key management personnel
USD million, except where indicated	31.12.19	31.12.18	31.12.17
Base salaries and other cash payments[1]	30	25	24
Incentive awards – cash[2]	13	14	13
Annual incentive award under DCCP	20	21	20
Employer’s contributions to retirement benefit plans	2	3	3
Benefits in kind, fringe benefits (at market value)	1	2	2
Equity-based compensation[3]	34	38	36
Total	101	102	98
Total (CHF million)[4]	101	100	98
1 May include role-based allowances in line with market practice and regulatory requirements. 2 The cash portion may also include blocked shares in line with regulatory requirements. 3 Expenses for shares granted are calculated at grant date of the respective award and allocated over the vesting period of generally five years. Refer to Note 30 for more information. For EB members, equity-based compensation for 2019 was entirely comprised of LTIP awards and equity-based compensation for 2018 and 2017 was entirely comprised of EOP awards. For the Chairman of the BoD, the equity-based compensation for 2019, 2018 and 2017 was entirely comprised of UBS shares. 4 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the applicable performance award currency exchange rates (2019: USD / CHF 0.99; 2018: USD / CHF 0.98; 2017: USD / CHF 1.00)

UBS AG | Key management personnel | Equity holdings
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Equity holdings of key management personnel
	31.12.19	31.12.18
Number of stock options from equity participation plans held by non-independent members of the BoD and the EB members[1]	0	0
Number of shares held by members of the BoD, EB and parties closely linked to them[2]	6,609,848	5,676,989
1 Refer to Note 30 for more information. 2 Excludes shares granted under variable compensation plans with forfeiture provisions.

UBS AG | Key management personnel | Loans, advances and mortgages
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Loans, advances and mortgages to key management personnel[1]
USD million, except where indicated	2019	2018
Balance at the beginning of the year	28	34
Additions	6	15
Reductions	(11)	(22)
Balance at the end of the year[2]	23	28
Balance at the end of the year (CHF million)[2,3]	22	27
1 All loans are secured loans. 2 No unused uncommitted credit facilities as of 31 December 2019. Excludes unused uncommitted credit facilities for one EB member of USD 3,000,000 (CHF 2,949,690) as of 31 December 2018. 3 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

UBS AG | Associates and joint ventures
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Loans to and outstanding receivables from associates and joint ventures
USD million	2019	2018
Carrying amount at the beginning of the year	829	565
Additions	145	276
Reductions	(5)	(13)
Foreign currency translation	13	0
Carrying amount at the end of the year	982	829
of which: unsecured loans	971	818

Other transactions with associates and joint ventures
	As of or for the year ended
USD million	31.12.19	31.12.18
Payments to associates and joint ventures for goods and services received	124	177
Fees received for services provided to associates and joint ventures	1	4
Liabilities to associates and joint ventures	101
Commitments and contingent liabilities to associates and joint ventures	1,598	4

UBS AG | UBS Group AG and other subsidiaries of UBS Group AG
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
USD million	31.12.19	31.12.18
Receivables
Loans and advances to customers	1,255	1,161
Financial assets at fair value held for trading	180	139
Other financial assets measured at amortized cost	60	105
Payables
Customer deposits	2,314	2,152
Funding from UBS Group AG and its subsidiaries	47,866	41,202
Other financial liabilities measured at amortized cost	1,829	1,711
Other financial liabilities designated at fair value[1]	217
1 Represents funding recognized from UBS Group AG and its subsidiaries that is designated at fair value. Refer to Note 22b for more information.